Investment properties - Changes in investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Reconciliation of changes in investment property [abstract]
Beginning balance	₩ 387,707		₩ 389,495	₩ 387,464
Changes in investment property [abstract]
Acquisition	99,234		0	0
Disposal	0		(1,206)	0
Depreciation	(5,398)		(3,925)	(2,809)
Transfer	0		7,153	6,095
Transfer	(2,098)		0	0
Foreign currencies translation adjustments	(6,677)		(3,810)	(1,255)
Ending balance	₩ 472,768	$ 366,203	₩ 387,707	₩ 389,495